OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2024
Other Liabilities, Current [Abstract]
OTHER CURRENT LIABILITIES
NOTE 9:       OTHER CURRENT LIABILITIES

Other current liabilities consist of the following as of December 31, 2024 and 2023:

Details	2024	2023
Tax payables	$12,428	$7,400
Hedging transactions related payables – see Note 11A	5,070	500
Others	1,712	1, 386
	$19,210	$9,286